TIP FUNDS
                        Supplement Dated October 7, 1997
                    to the Prospectus Dated January 31, 1997
                        (as Supplemented August 15, 1997)


The Prospectus dated January 31, 1997, as supplemented on August 15, 1997, is hereby amended by the addition of the following unaudited financial information for the Turner Ultra Large Cap Growth Fund, Turner Growth Equity Fund, Turner Midcap Growth Fund and Turner Small Cap Growth Fund for the period ended March 31, 1997.

                    ----------------------------------------


FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period-Unaudited:

                                                                   Ultra Large Cap
                                                                    Growth Fund (1)
----------------------------------------------------------------------------------
                                                                      02/01/97
                                                                         to
                                                                      03/31/97
                                                                     (unaudited)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ............................    $   10.00
--------------------------------------------------------------------------------
Income From Investment Operations:
     Net Investment Income (Loss) ...............................         0.01
     Net Realized and Unrealized
     Gain (Loss) on Investments .................................        (0.59)
--------------------------------------------------------------------------------
Total From Investment Operations ................................    $   (0.58)
--------------------------------------------------------------------------------
Less Distributions:
Dividends From Net Investment Income
Distributions from Capital Gains ................................    $   (0.11)
       Total Distributions ......................................    $   (0.11)
--------------------------------------------------------------------------------
Net Asset Value, End of Period ..................................    $    9.42
--------------------------------------------------------------------------------
Total Return ....................................................        (5.80)%
--------------------------------------------------------------------------------
Ratios and Supplemental Data
Net Assets, End Of Period (000) .................................    $     304
Ratios Of Expenses To Average Net Assets* .......................         1.00%
Ratio Of Net Investment Income To
Average Net Assets* .............................................         0.82%
Ratio Of Expenses To Average Net Assets
(Excluding Waivers and Contributions)* ..........................        39.85%
Ratio Of Net Investment Income to
    Average Net Assets (Excluding Waivers and Contributions)* ...       (38.03)%
Portfolio Turnover Rate .........................................       101.53%

Average Commission Rate(2) ......................................    $  0.0600
================================================================================

*    Annualized
(1)  Commenced operations February 1, 1997.

(2) Average commission rate paid per share for the security purchases and sales during the period. Presentation of the rate is required for fiscal years beginning after September 1, 1995.

FINANCIAL HIGHLIGHTS

The following information for the fiscal period ended March 31, 1997 is unaudited. The following information for the fiscal year ended September 30, 1996 with respect to the Growth Equity Fund has been audited by Ernst & Young LLP, the Fund's independent auditors, whose report dated November 1, 1996 was unqualified. On April 30, 1996, the Growth Equity Fund acquired all of the assets and liabilities of the Turner Growth Equity Portfolio of The Advisors' Inner Circle Fund. The information prior to that date relates to the Turner Growth Equity Portfolio. The financial statements of the Turner Growth Equity Portfolio of The Advisors' Inner Circle Fund were audited by Arthur Andersen LLP. The following table should be read in conjunction with the Fund's financial statements and the notes thereto. Additional performance information is set forth in the Trust's 1996 Annual Report to Shareholders, which is available upon request and without charge by calling 1-800-224-6312. All references herein to the Growth Equity Fund shall be deemed to include the Turner Growth Equity Portfolio.

For a Share Outstanding Throughout the Period:

                                                                                Growth Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                 (unaudited)
                                                   10/01/96       11/01/95       11/01/94    11/01/93    11/01/92      03/11/92(1)
                                                      to             to             to          to          to             to
                                                   03/31/97        9/30/96       10/31/95    10/31/94    10/31/93       10/31/92
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ...........     $17.03         $14.97         $12.46       $13.12     $10.40         $10.00

Income From Investment Operations:
     Net Investment Income .....................      (0.01)          0.02           0.10         0.10       0.09           0.03
     Net Realized and Unrealized
       Gain (Loss) on Investments ..............      (0.01)          2.91           2.52        (0.66)      2.72           0.40
------------------------------------------------------------------------------------------------------------------------------------
Total From Investment Operations ...............      (0.02)          2.93           2.62        (0.56)      2.81           0.43
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
Dividends From Net Investment Income ...........       --            (0.02)         (0.11)       (0.10)     (0.09)         (0.03)
Distributions from Capital Gains ...............      (4.59)         (0.85)          --           --         --             --
       Total Distributions .....................      (4.59)         (0.87)         (0.11)       (0.10)     (0.09)         (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period .................     $12.42         $17.03         $14.97       $12.46     $13.12         $10.40
------------------------------------------------------------------------------------------------------------------------------------
Total Return ...................................      (1.02)%        20.61%         21.15%       (4.28)%    27.08%          6.95%
------------------------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
Net Assets, End Of Period (000) ................    $84,803        $96,164       $115,819     $112,959    $53,327         $7,781

Ratios Of Expenses To Average Net Assets .......       1.05%(2)*      1.06%(2)*      1.03%(2)     0.95%      1.00%          1.44%*
Ratio Of Expenses To Average Net Assets
    Excluding Fee Waivers ......................       1.05%(2)*      1.06%(2)*      1.03%(2)     1.08%      1.52%          2.55%*
Ratio Of Net Investment Income (Loss) To Average
    Net Assets .................................     (0.17)%(2)*      0.03%(2)*      0.69%(2)     0.86%      0.80%          0.73%*
Ratio Of Net Investment Income (Loss) to
    Average Net Assets Excluding Fee Waivers ...     (0.17)%(2)*      0.03%(2)*      0.69%(2)     0.73%      0.28%         (0.38)%
Portfolio Turnover Rate ........................      71.49%        147.79%        177.86%      164.81%     88.35%        205.00%
Average Commission Rate(3) .....................      $0.06          $0.06           --           --         --             --
====================================================================================================================================

====================================================================================================================================

* Annualized

(1) The Turner Growth Equity Portfolio commenced operations on March 11, 1992.

(2) The Ratios of Expenses to Average Net Assets (with and without waivers) and Net Investment Income to Average Net Assets do not reflect the use of Advisor's use of arrangements whereby certain broker-dealers have agreed to pay certain expenses of the Turner Growth Equity Fund in return for the direction of a percentage of the Fund's brokerage transactions. As a result of these arrangements, the Ratio of Expenses to Average Net Assets was 0.94% for both the year ended 10/31/95 and the year ended 9/30/96, and the Ratios of Net Income to Average Net Assets were 0.78% and 0.15% for the same periods described.

(3) Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is required for fiscal years beginning after September 1, 1995.

FINANCIAL HIGHLIGHTS



For a Share Outstanding Throughout the Period-Unaudited:

                                                                         Midcap
                                                                     Growth Fund(1)
-----------------------------------------------------------------------------------
                                                                       10/01/96
                                                                          to
                                                                       03/31/97
                                                                      (unaudited)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ........................           $10.00
--------------------------------------------------------------------------------
Income From Investment Operations:
     Net Investment Income (Loss) ...........................            (0.03)
     Net Realized and Unrealized
     Gain (Loss) on Investments .............................            (0.08)
--------------------------------------------------------------------------------
Total From Investment Operations ............................           $(0.11)
--------------------------------------------------------------------------------
Less Distributions:
Dividends From Net Investment Income ........................             --
Distributions from Capital Gains ............................           $(0.11)
       Total Distributions ..................................           $(0.11)
--------------------------------------------------------------------------------
Net Asset Value, End of Period ..............................            $9.78
--------------------------------------------------------------------------------
Total Return ................................................            (1.12)%
--------------------------------------------------------------------------------
Ratios and Supplemental Data

Net Assets, End Of Period (000) .............................           $1,617

Ratios Of Expenses To Average Net Assets ....................             1.25%

Ratio Of Expenses To Average Net Assets
    Excluding Fee Waivers ...................................             9.57%

Ratio Of Net Investment Loss To Average
    Net Assets ..............................................            (0.61)%

Ratio Of Net Investment Loss to
    Average Net Assets Excluding Fee Waivers ................            (8.93)%

Portfolio Turnover Rate .....................................           207.76%

Average Commission Rate(2) ..................................            $0.06
================================================================================

* Annualized

(1) Commenced operations October 1, 1996.

(2) Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is required for fiscal years beginning after September 1, 1995.

FINANCIAL HIGHLIGHTS

The following information for the fiscal period ended March 31, 1997 is unaudited. The following information for the fiscal year ended September 30, 1996 with respect to the Small Cap Growth Fund has been audited by Ernst & Young LLP, the Fund's independent auditors, whose report dated November 1, 1996 was unqualified. On April 30, 1996, the Small Cap Growth Fund acquired all of the assets and liabilities of the Turner Small Cap Portfolio of The Advisors' Inner Circle Fund. The information prior to that date relates to the Turner Small Cap Portfolio. The financial statements of the Turner Small Cap Portfolio of The Advisors' Inner Circle Fund were audited by Arthur Andersen LLP. The following table should be read in conjunction with the Fund's financial statements and the notes thereto. Additional performance information is set forth in the Trust's 1996 Annual Report to Shareholders, which is available upon request and without charge by calling 1-800-224-6312. All references herein to the Small Cap Growth Fund shall be deemed to include the Turner Small Cap Portfolio.

For a Share Outstanding Throughout the Period:

                                                                                             Small Cap
                                                                                            Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                  (unaudited)
                                                                    10/01/96         11/01/95           11/01/94         02/07/94(1)
                                                                       to               to                 to                to
                                                                    03/31/97          9/30/96           10/31/95          10/31/94
====================================================================================================================================
Net Asset Value, Beginning of Period .....................          $23.13             $16.08             $10.90           $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations:
     Net Investment Income (Loss) ........................           (0.10)             (0.08)             (0.06)           (0.02)
     Net Realized and Unrealized
     Gain (Loss) on Investments ..........................           (4.34)              8.17               5.24             0.92
------------------------------------------------------------------------------------------------------------------------------------
Total From Investment Operations .........................           (4.44)              8.09              $5.18              .90
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
Dividends From Net Investment Income .....................            --                 --                 --               --
Distributions from Capital Gains .........................           (0.51)             (1.04)              --               --
       Total Distributions ...............................           (0.51)             (1.04)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period ...........................          $18.18             $23.13             $16.08           $10.90
------------------------------------------------------------------------------------------------------------------------------------
Total Return .............................................          (19.53)%            52.90%             47.52%           12.35%
------------------------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data

Net Assets, End Of Period (000) ..........................         $64,460            $67,425            $13,072           $4,806
Ratios Of Expenses To Average Net Assets .................            1.25%*             1.25%*             1.25%            1.09%*
Ratio Of Expenses To Average Net Assets
    Excluding Fee Waivers ................................            1.32%*             1.54%*             2.39%            4.32%*

Ratio Of Net Investment Income (Loss) To Average .........           (0.91)%
    Net Assets ...........................................               *              (0.88)%*           (0.68)%          (0.27)%*

Ratio Of Net Investment Income (Loss) to .................           (0.98)%
    Average Net Assets Excluding Fee Waivers .............               *              (1.17)%*           (1.82)%          (3.50)%*
Portfolio Turnover Rate ..................................           65.76%            149.00%            183.49%           173.92%
Average Commission Rate(2) ...............................           $0.06              $0.06               --               --
====================================================================================================================================

* Annualized

(1) The Turner Small Cap Portfolio commenced operations on February 7, 1994.

(2) Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is required for fiscal years beginning after September 1, 1995.


                      ------------------------------------


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                   TIP FUNDS

                      Supplement dated October 7, 1997 to
                    the Statement of Additional Information
                             dated January 31, 1997
                       (as supplemented August 15, 1997)

The Statement of Additional Information for the TIP Funds is hereby amended and supplemented by the following unaudited financial statements of the Turner Ultra Large Cap Growth Fund, Turner Growth Equity Fund, Turner Midcap Growth Fund and Turner Small Cap Growth Fund for the period ended March 31, 1997.

STATEMENT OF NET ASSETS                                                TIP FUNDS
March 31, 1997                                                       (Unaudited)

                                                Market
                                                 Value
GROWTH EQUITY FUND                  Shares       (000)
-------------------------------------------------------
COMMON STOCKS (100.7%)
AIRCRAFT (1.5%)
   Allied Signal                      8,980     $   640
   Boeing                             6,650         656
                                                -------
                                                  1,296
                                                -------
AUTOMOTIVE (0.8%)
   Harley-Davidson                   20,000         678
                                                -------
BANKS (0.9%)
   NationsBank                       14,000         775
                                                -------
BEAUTY PRODUCTS (3.3%)
   Avon Products                     11,480         603
   Colgate-Palmolive                  6,880         685
   Procter & Gamble                  13,050       1,501
                                                -------
                                                  2,789
                                                -------
CHEMICALS (2.5%)
   Avery Dennison                    10,900         420
   E.I. duPont de Nemours            10,190       1,080
   Monsanto                          16,950         648
                                                -------
                                                  2,148
                                                -------
COMMUNICATIONS EQUIPMENT (4.3%)
   Andrew*                           17,750         641
   Ascend Communications*            14,670         598
   DSC Communications*               43,010         901
   Qualcomm*                          8,450         476
   Tellabs*                          16,780         606
   Ultratech Stepper*                17,910         396
                                                -------
                                                  3,618
                                                -------
COMPUTERS & SERVICES (0.7%)
   Quantum*                          16,280         629
                                                -------
DRUGS (10.2%)
   Amgen*                            18,110       1,012
   Bristol-Myers Squibb              23,510       1,387
   Eli Lilly                         18,240       1,500
   Merck                             22,200       1,870
   Pfizer                            15,245       1,282
   Sigma Aldrich                     24,540         758
   Warner Lambert                     9,890         856
                                                -------
                                                  8,665
                                                -------


                                                Market
                                                 Value
                                    Shares       (000)
-------------------------------------------------------
ELECTRICAL SERVICES (0.8%)
   AES*                              12,000     $   672
                                                -------
ENTERTAINMENT (1.3%)
   Walt Disney                       14,510       1,059
                                                -------
ENVIRONMENTAL SERVICES (2.6%)
   Republic Industries*              19,810         687
   United Waste Systems*             11,140         415
   U.S. Filter*                      14,940         461
   USA Waste Services*               17,900         635
                                                -------
                                                  2,198
                                                -------
FINANCIAL SERVICES (1.3%)
   Associates First Capital          14,580         627
   Household International            5,550         477
                                                -------
                                                  1,104
                                                -------
FOOD, BEVERAGE & TOBACCO (7.2%)
   Anheuser Busch                    21,180         892
   Campbell Soup                     23,000       1,067
   Coca-Cola                         40,700       2,274
   Conagra                           15,880         862
   RJR Nabisco                       12,000         387
   Starbucks*                        21,290         631
                                                -------
                                                  6,113
                                                -------
GAS/NATURAL GAS (1.0%)
   Williams                          18,525         824
                                                -------
HOTELS & LODGING (1.0%)
   HFS*                              14,480         853
                                                -------
HOUSEHOLD PRODUCTS (1.6%)
   General Electric                  13,970       1,387
                                                -------
INSURANCE (3.0%)
   Aetna                              7,860         675
   American International Group       7,100         833
   Nationwide Financial Services*    17,620         454
   SunAmerica                        15,330         577
                                                -------
                                                  2,539
                                                -------
MACHINERY (1.0%)
   Applied Materials*                18,230         845
                                                -------
MEASURING DEVICES (0.5%)
   KLA Instruments*                  11,640         425
                                                -------

STATEMENT OF NET ASSETS                                                TIP FUNDS
March 31, 1997                                                       (Unaudited)
                                                Market
GROWTH EQUITY FUND                               Value
(Continued)                         Shares       (000)
-------------------------------------------------------
MEDICAL PRODUCTS & SERVICES (5.8%)
   Becton, Dickinson                 15,430     $   694
   Depuy*                            25,470         557
   Healthsouth Rehabilitation*       57,380       1,097
   Medtronic                         18,710       1,165
   Phycor*                           35,680         972
   Renal Treatment Centers*          20,570         463
                                                -------
                                                  4,948
                                                -------
MISCELLANEOUS BUSINESS SERVICES (13.3%)
   Adobe Systems                     23,810         955
   Altera*                           18,740         806
   BMC Software*                     17,920         827
   CUC International*                36,640         824
   Electronics for Imaging*          18,190         725
   First Data                        18,820         638
   HBO & Company                     25,730       1,222
   Microsoft*                        23,260       2,133
   Remedy*                           11,700         448
   Sun Microsystems*                 60,440       1,745
   Teradyne*                         17,650         510
   Viasoft*                          14,660         476
                                                -------
                                                 11,309
                                                -------
MISCELLANEOUS CONSUMER SERVICES (1.7%)
   Accustaff*                        33,490         561
   Service International             28,400         845
                                                -------
                                                  1,406
                                                -------
PAPER & PAPER PRODUCTS (0.7%)
   Kimberly-Clark                     6,370         633
                                                -------
PETROLEUM & FUEL PRODUCTS (2.0%)
   Flores & Rucks*                   15,830         641
   Seagull Energy*                   30,000         540
   United Meridian*                  16,340         492
                                                -------
                                                  1,673
                                                -------
PETROLEUM REFINING (0.5%)
   Abacan Resource*                  59,000         465
                                                -------
PROFESSIONAL SERVICES (0.9%)
   Paychex                           18,250         751
                                                -------

                                                Market
                                                 Value
                                    Shares       (000)
-------------------------------------------------------
RETAIL (10.8%)
   Borders Group*                    28,440     $   537
   Boston Market*                    19,630         599
   Estee Lauder                      13,500         653
   General Nutrition*                32,090         650
   Home Depot                        16,070         860
   PepsiCo                           46,510       1,517
   PetSmart*                         20,090         407
   Sears Roebuck                     21,140       1,062
   U.S. Office Products*             17,470         432
   Wal-Mart Stores                   39,150       1,091
   Walgreen                          23,440         982
   Williams Sonoma*                  13,880         399
                                                -------
                                                  9,189
                                                -------
RUBBER & PLASTIC (1.0%)
   Nike, Cl B                        13,060         810
                                                -------
SEMI-CONDUCTORS/INSTRUMENTS (10.2%)
   Advanced Micro Devices*           16,810         698
   Analog Devices*                   50,580       1,138
   Intel                             12,745       1,773
   LSI Logic*                        34,830       1,210
   Micron Technology                 46,250       1,873
   National Semiconductor*           42,380       1,165
   Texas Instruments                 10,650         797
                                                -------
                                                  8,654
                                                -------
TELEPHONES & TELECOMMUNICATION (1.4%)
   AT&T                              17,740         616
   WorldCom*                         24,000         528
                                                -------
                                                  1,144
                                                -------
WHOLESALE (6.9%)
   Gillette                          14,700       1,068
   Johnson & Johnson                 24,650       1,303
   Motorola                          15,770         952
   Philip Morris                     15,810       1,804
   Safeway*                          14,810         687
                                                -------
                                                  5,814
                                                -------
TOTAL COMMON STOCKS
   (Cost $77,289)                                85,413
                                                -------

STATEMENT OF NET ASSETS                                                TIP FUNDS
March 31, 1997                                                       (Unaudited)
                                     Face       Market
GROWTH EQUITY FUND                  Amount       Value
(Concluded)                          (000)       (000)
-------------------------------------------------------
REPURCHASE AGREEMENT (0.2%)
   Lehman Brothers
     5.58%, dated 03/31/97, matures
     04/01/97, repurchase price
     $130,006 (collateralized by
     U.S. Treasury Bond, par
     value 137,894, 6.75%,
     matures 08/15/25:
     market value $133,586)            $130     $   130
                                                -------
TOTAL REPURCHASE AGREEMENT
   (Cost $130)                                      130
                                                -------
TOTAL INVESTMENTS (100.9%)
   (Cost $77,419)                                85,543
                                                -------
OTHER ASSETS AND LIABILITIES, NET (-0.9%)          (740)
                                                -------

NET ASSETS:
   Portfolio Shares (unlimited authorization
     -- no par value) based on 6,826,856
     outstanding shares of beneficial
     interest                                    71,217
   Net investment loss                              (41)
   Accumulated net realized gain
     on investments                               5,503
   Net unrealized appreciation
     on investments                               8,124
                                                -------
TOTAL NET ASSETS (100.0%)                       $84,803
                                                =======
   Net Asset Value, Offering and Redemption
     Price Per Share                            $ 12.42
                                                =======

* NON-INCOME PRODUCING SECURITY
CL-CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                                TIP FUNDS
March 31, 1997                                                       (Unaudited)

                                                Market
                                                 Value
SMALL CAP FUND                       Shares      (000)
-------------------------------------------------------

COMMON STOCKS (96.7%)
AIR TRANSPORTATION (1.0%)
   Midwest Express*                  16,312     $   618
                                                -------
APPAREL/TEXTILES (1.6%)
   Nautica Enterprises*              19,186         482
   Tommy Hilfiger*                   11,235         587
                                                -------
                                                  1,069
                                                -------
BANKS (5.3%)
   Astoria Financial                 20,470         737
   Bank United Corporation, Cl A     25,000         737
   Glendale Federal*                 35,400         814
   TCF Financial                     11,980         475
   Washington Federal                30,228         688
                                                -------
                                                  3,451
                                                -------
BEAUTY PRODUCTS (0.8%)
   Alberto-Culver, Cl B              18,810         491
                                                -------
BROADCASTING, NEWSPAPERS &
   ADVERTISING (1.5%)
   Evergreen Media, Cl A*            18,030         526
   Snyder Communications*            18,800         442
                                                -------
                                                    968
                                                -------
CHEMICALS (0.4%)
   H.B. Fuller                        5,040         246
                                                -------
COMMUNICATIONS EQUIPMENT (1.0%)
   Ultratech Stepper*                28,769         637
                                                -------
COMPUTERS & SERVICES (2.3%)
   Comverse Technology*              13,210         522
   Jabil Circuit*                    14,100         635
   Network Appliance*                 9,530         310
                                                -------
                                                  1,467
                                                -------
DRUGS (3.4%)
   Agouron Pharmaceutical*            4,800         339
   Jones Medical Industries          28,150         676
   Medicis Pharmaceutical, Cl A*     24,990         743
   Parexel International*            18,570         427
                                                -------
                                                  2,185
                                                -------

                                                Market
                                                 Value
                                    Shares       (000)
-------------------------------------------------------
ENERGY & POWER (2.1%)
   Calenergy*                        25,856      $  879
   Calpine*                          28,280         513
                                                -------
                                                  1,392
                                                -------
ENVIRONMENTAL SERVICES (0.9%)
   United Waste Systems*             14,940         557
                                                -------
FINANCIAL SERVICES (7.4%)
   Amresco                           42,600         714
   ContiFinancial*                   19,367         600
   Equitable of Iowa                 11,540         577
   Hambrecht & Quist*                18,595         311
   Imperial Credit Industries*       37,924         763
   Metris*                           27,820         695
   Sirrom Capital                    15,930         577
   The Money Store                   26,571         558
                                                -------
                                                  4,795
                                                -------
FOOD, BEVERAGE & TOBACCO (1.3%)
   Hudson Foods, Cl A                31,390         490
   International Multifoods          17,240         353
                                                -------
                                                    843
                                                -------
GAS/NATURAL GAS (0.8%)
   Western Gas Resources             28,700         517
                                                -------
HOTELS & LODGING (0.7%)
   Signature Resorts*                18,370         432
                                                -------
INSURANCE (6.6%)
   CRA Managed Care*                  7,920         297
   Everest Reinsurance Holdings      21,750         639
   Executive Risk                    14,120         655
   HCC Insurance Holdings            25,970         636
   Penn Treaty American*             13,560         353
   Protective Life                   12,800         538
   Total Renal Care Holdings*        21,257         646
   Western National                  21,220         496
                                                -------
                                                  4,260
                                                -------
STATEMENT OF NET ASSETS                                                TIP FUNDS
March 31, 1997                                                       (Unaudited)
                                                 Market
SMALL CAP FUND                                   Value
(Continued)                         Shares       (000)
-------------------------------------------------------
LEASING & RENTING (0.8%)
   Prime Service*                    25,770     $   490
                                                -------
MACHINERY (2.7%)
   CFM Technologies*                 10,840         321
   Lam Research*                     16,860         569
   SPX                               18,760         851
                                                -------
                                                  1,741
                                                -------
MEASURING DEVICES (0.9%)
   Waters*                           22,403         599
                                                -------
MEDICAL PRODUCTS & SERVICES (2.1%)
   ESC Medical Systems*              13,050         330
   National Surgery Centers*         23,128         671
   Universal Health Services*         9,780         322
                                                -------
                                                  1,323
                                                -------
METALS & MINING (0.7%)
   Titanium Metals*                  18,800         477
                                                -------
MISCELLANEOUS BUSINESS SERVICES (13.7%)
   Advanced Technologies
     Laboratories*                   16,350         484
   Apac Teleservices*                15,722         409
   Aspen Technology*                 18,992         518
   Cambridge Technology Partners*    20,400         472
   Cognex*                           32,190         612
   Concord EFS*                      32,819         615
   Forte Software*                   14,950         344
   HNC Software*                     12,926         338
   Keane*                            16,200         533
   National Data                     14,944         529
   National Techteam*                22,020         341
   PMT Services*                     45,672         502
   Remedy*                           12,600         482
   Sapient*                          11,500         368
   Sitel*                            33,024         442
   Sykes Enterprises*                 9,295         303
   Viasoft*                          16,940         551
   Vincam Group*                     14,400         394
   Wind River Systems*               25,695         607
                                                -------
                                                  8,844
                                                -------
MISCELLANEOUS CONSUMER SERVICES (0.7%)
   Sunrise Assisted Living*          16,800         470
                                                -------

                                                 Market
                                                 Value
                                    Shares       (000)
-------------------------------------------------------
MISCELLANEOUS MANUFACTURING (4.4%)
   Chicago Miniature Lamp*           20,920     $   411
   Kaydon                            11,560         484
   RMI Titanium*                     27,600         569
   Samsonite*                        13,750         595
   Southdown                         13,910         476
   Triumph Group*                    13,310         334
                                                -------
                                                  2,869
                                                -------
PAPER & PAPER PRODUCTS (3.0%)
   American Pad & Paper*             18,470         277
   Buckeye Cellulose*                15,942         474
   Fort Howard*                      19,663         612
   Shorewood Packaging*              29,360         547
                                                -------
                                                  1,910
                                                -------
PETROLEUM & FUEL PRODUCTS (6.7%)
   Flores & Rucks*                   17,480         708
   Global Industries*                45,900         981
   KN Energy                         15,330         606
   Pride Petroleum Service*          37,650         781
   Seagull Energy*                   37,560         676
   United Meridian*                  19,465         586
                                                -------
                                                  4,338
                                                -------
PETROLEUM REFINING (0.7%)
   Polymer Group*                    32,340         429
                                                -------
PROFESSIONAL SERVICES (2.5%)
   Accustaff*                        28,967         485
   Administaff*                      20,260         337
   Billing Information Concepts*     19,820         476
   Caribiner International*           6,220         291
                                                -------
                                                  1,589
                                                -------
RAILROADS (0.6%)
   Coach USA*                        13,000         377
                                                -------
RETAIL (3.4%)
   Borders Group*                    29,800         562
   Einstein/Noah Bagel*              18,900         475
   Fine Host*                        14,200         334
   Quality Food Centers*              8,551         359
   Williams Sonoma*                  15,560         447
                                                -------
                                                  2,177
                                                -------
STATEMENT OF NET ASSETS                                                TIP FUNDS
March 31, 1997                                                       (Unaudited)
                                                Market
SMALL CAP FUND                                   Value
(Concluded)                         Shares       (000)
-------------------------------------------------------
RUBBER & PLASTIC (1.0%)
   Sealed Air*                       15,403     $   633
                                                -------
SEMI-CONDUCTORS/INSTRUMENTS (5.2%)
   Alliance Semiconductor*           41,160         334
   BMC Industries                    20,130         569
   Novellus Systems*                  8,650         597
   Read-Rite*                        18,340         463
   Sanmina*                          11,000         492
   Sierra Semiconductor*             21,900         353
   Silicon Valley Group*             24,970         537
                                                -------
                                                  3,345
                                                -------
SPECIALTY MACHINERY (0.9%)
   U.S. Filter*                      18,565         573
                                                -------
STEEL & STEEL WORKS (0.9%)
   Steel Dynamics*                   33,650         589
                                                -------
TECHNOLOGY, GENERAL (1.2%)
   Tel-Save Holdings*                54,150         785
                                                -------
TELEPHONES & TELECOMMUNICATION (2.8%)
   ACC*                              20,245         450
   Brooks Fiber Properties*          26,410         472
   Intermedia Communications
     of Florida*                     30,263         503
   Mcleod*                           23,150         411
                                                -------
                                                  1,836
                                                -------
TESTING LABORATORIES (0.9%)
   Quintiles Transnational*          10,618         572
                                                -------
WHOLESALE (3.8%)
   Applied Analytical Industries*    17,350         338
   Inacom*                           11,860         270
   Kent Electronics*                 19,010         437
   North Face*                       32,270         536
   U.S. Office Products*             17,210         426
   Watsco                            16,840         429
                                                -------
                                                  2,436
                                                -------
TOTAL COMMON STOCKS
   (Cost $66,524)                                62,330
                                                -------
                                     Face       Market
                                    Amount       Value
                                     (000)       (000)
-------------------------------------------------------
REPURCHASE AGREEMENT (3.0%)
   Lehman Brothers
     5.58%, dated 03/31/97, matures
     04/01/97, repurchase price
     $1,903,884 (collateralized by
     U.S. Treasury Bond, par value
     $2,019,124, 6.75%, matures
     08/15/25: market value
     $1,956,316)                    $ 1,904     $ 1,904
                                                -------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,904)                                  1,904
                                                -------
TOTAL INVESTMENTS (99.7%)
   (Cost $68,428)                                64,234
                                                -------
OTHER ASSETS AND LIABILITIES, NET (0.3%)            226
                                                -------
NET ASSETS:
   Portfolio Shares (unlimited authorization
     -- no par value) based on 3,546,490
     outstanding shares of beneficial
     interest                                    71,480
   Net investment loss                             (332)
   Accumulated net realized loss
     on investments                              (2,494)
   Net unrealized depreciation
     on investments                              (4,194)
                                                -------
TOTAL NET ASSETS (100.0%)                       $64,460
                                                =======
   Net Asset Value, Offering and Redemption
     Price Per Share                            $ 18.18
                                                =======

* NON-INCOME PRODUCING SECURITY
CL-CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                                TIP FUNDS
March 31, 1997                                                       (Unaudited)
                                                Market
                                                 Value
MIDCAP FUND                          Shares      (000)
-------------------------------------------------------
COMMON STOCKS (97.6%)
AGRICULTURE (0.9%)
   Pioneer Hi Bred International        245     $    15
                                                -------
APPAREL/TEXTILES (1.3%)
   Tommy Hilfiger*                      400          21
                                                -------
AUTOMOTIVE (2.7%)
   Harley-Davidson                      490          17
   Federal Mogul                      1,090          27
                                                -------
                                                     44
                                                -------
BANKS (1.5%)
   Washington Mutual                    490          24
                                                -------
BEAUTY PRODUCTS (1.4%)
   Avon Products                        420          22
                                                -------
BROADCASTING, NEWSPAPERS
& ADVERTISING (1.1%)
   Clear Channel Communications*        410          18
                                                -------
CHEMICALS (1.1%)
   Avery Dennison                       475          18
                                                -------
COMMUNICATIONS EQUIPMENT (6.0%)
   Andrew*                              445          16
   Ascend Communications*               360          15
   DSC Communications*                  980          20
   Qualcomm*                            420          24
   Tellabs*                             610          22
                                                -------
                                                     97
                                                -------
COMPUTERS & SERVICES (1.2%)
   Quantum*                             480          19
                                                -------
DRUGS (2.3%)
   Agouron Pharmaceutical*              240          17
   Sigma Aldrich                        640          20
                                                -------
                                                     37
                                                -------
ELECTRICAL SERVICES (1.5%)
   AES*                                 430          24
                                                -------
ENVIRONMENTAL SERVICES (6.0%)
   Republic Industries*                 780          27
   United Waste Systems*                640          24
   U.S. Filter*                         750          23
   USA Waste Services*                  660          23
                                                -------
                                                     97
                                                 -------

                                                Market
                                                 Value
                                    Shares       (000)
-------------------------------------------------------
FINANCIAL SERVICES (3.1%)
   Green Tree Financial                 700     $    24
   Household International              310          27
                                                -------
                                                     51
                                                -------
HOTELS & LODGING (1.4%)
   HFS*                                 370          22
                                                -------
INSURANCE (3.0%)
   Nationwide Financial Services*       950          24
   SunAmerica                           650          24
                                                -------
                                                     48
                                                -------
MACHINERY (1.5%)
   Applied Materials*                   530          25
                                                -------
MEASURING DEVICES (1.6%)
   KLA Instruments*                     700          26
                                                -------
MEDICAL PRODUCTS & SERVICES (7.4%)
   Becton, Dickinson                    430          19
   Dentsply International               400          20
   Health Management
     Associates, Cl A*                  860          20
   Healthsouth Rehabilitation*          950          18
   Phycor*                              730          20
   Universal Health Services*           665          22
                                                -------
                                                    119
                                                -------
MISCELLANEOUS BUSINESS SERVICES (14.5%)
   Adobe Systems                        430          17
   Altera*                              410          18
   BMC Software*                        480          22
   Compuware*                           270          17
   CUC International*                   830          19
   Electronics for Imaging*             580          23
   HBO & Company                        370          18
   McAfee Associates*                   450          20
   Remedy*                              500          19
   Teradyne*                            865          25
   Viasoft*                             630          20
   Wind River Systems*                  670          16
                                                -------
                                                    234
                                                -------

STATEMENT OF NET ASSETS                                                TIP FUNDS
March 31, 1997                                                       (Unaudited)
                                                Market
MIDCAP FUND                                      Value
(Concluded)                         Shares       (000)
-------------------------------------------------------
MISCELLANEOUS CONSUMER SERVICES (2.5%)
   Accustaff*                           975     $    16
   Service International                820          24
                                                -------
                                                     40
                                                -------
MISCELLANEOUS MANUFACTURING (3.4%)
   RMI Titanium*                        860          18
   Reynolds Metals                      260          16
   Samsonite*                           495          21
                                                -------
                                                     55
                                                -------
PAPER & PAPER PRODUCTS (1.2%)
   Fort Howard*                         620          19
                                                -------
PETROLEUM & FUEL PRODUCTS (5.6%)
   Flores & Rucks*                      780          32
   Global Industries*                 1,390          30
   Louisiana Land & Exploration         610          29
                                                -------
                                                     91
                                                -------
PETROLEUM REFINING (1.6%)
   Abacan Resource*                   3,290          26
                                                -------
PROFESSIONAL SERVICES (1.3%)
   Paychex                              500          21
                                                -------
RETAIL (12.0%)
   Borders Group*                     1,030          19
   Boston Market*                       610          19
   Estee Lauder                         490          24
   General Nutrition*                 1,030          21
   Kroger*                              380          19
   PetSmart*                            865          17
   Rite Aid                             450          19
   Starbucks*                           650          19
   U.S. Office Products*                580          14
   Williams Sonoma*                     805          23
                                                -------
                                                    194
                                                -------
SEMI-CONDUCTORS/INSTRUMENTS (7.9%)
   Advanced Micro Devices*              400          17
   Analog Devices*                      750          17
   LSI Logic*                           620          22
   Micron Technology                    650          26
   National Semiconductor*              765          21
   Novellus Systems*                    370          25
                                                -------
                                                    128
                                                -------

                                                Market
                                                 Value
                                    Shares       (000)
-------------------------------------------------------
STEEL & STEEL WORKS (1.2%)
   Steel Dynamics*                    1,150     $    20
                                                -------
WHOLESALE (1.4%)
   Amerisource Health*                  525          23
                                                -------
TOTAL COMMON STOCKS
   (Cost $1,647)                                  1,578
                                                -------
TOTAL INVESTMENTS (97.6%)
   (Cost $1,647)                                  1,578
                                                -------
OTHER ASSETS AND LIABILITIES, NET (2.4%)             39
                                                -------
NET ASSETS:
Portfolio Shares (unlimited authorization
   -- no par value) based on 165,277
   outstanding shares of beneficial
   interest                                       1,637
Net investment loss                                  (5)
Accumulated net realized gain
   on investments                                    54
Net unrealized depreciation
   on investments                                   (69)
                                                -------
TOTAL NET ASSETS (100.0%)                       $ 1,617
                                                =======
   Net Asset Value, Offering and Redemption
     Price Per Share                            $  9.78
                                                =======

* NON-INCOME PRODUCING SECURITY
CL-CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                                                TIP FUNDS
March 31, 1997                                                       (Unaudited)
                                                 Market
                                                 Value
ULTRA LARGE CAP FUND                 Shares       (000)
-------------------------------------------------------
COMMON STOCKS (88.8%)
AIRCRAFT (2.6%)
   Allied Signal                         77     $     5
   Boeing                                34           3
                                                -------
                                                      8
                                                -------
BANKS (1.7%)
   Citicorp                              42           5
                                                -------
BEAUTY PRODUCTS (3.6%)
   Colgate-Palmolive                     33           3
   Procter & Gamble                      69           8
                                                -------
                                                     11
                                                -------
CHEMICALS (1.3%)
   Monsanto                             101           4
                                                -------
COMMUNICATIONS EQUIPMENT (2.0%)
   Ascend Communications*               154           6
                                                -------
DRUGS (13.1%)
   Amgen*                               116           6
   Bristol-Myers Squibb                 105           6
   Eli Lilly                             81           7
   Merck                                154          13
   Pfizer                                92           8
                                                -------
                                                     40
                                                -------
ENTERTAINMENT (2.0%)
   Walt Disney                           84           6
                                                -------
FOOD, BEVERAGE & TOBACCO (8.6%)
   Coca-Cola                            233          13
   Conagra                              111           6
   RJR Nabisco                          218           7
                                                -------
                                                     26
                                                -------
HOTELS & LODGING (1.3%)
   HFS*                                  66           4
                                                -------
HOUSEHOLD PRODUCTS (2.6%)
   General Electric                      82           8
                                                -------
INSURANCE (1.7%)
   American International Group          40           5
                                                -------

                                                Market
                                                 Value
                                    Shares       (000)
-------------------------------------------------------
MACHINERY (3.0%)
   Applied Materials*                    76     $     3
   Minnesota Mining & Manufacturing      72           6
                                                -------
                                                      9
                                                -------
MEDICAL PRODUCTS & SERVICES (2.6%)
   Medtronic                            132           8
                                                -------
MISCELLANEOUS BUSINESS SERVICES (10.2%)
   CUC International*                   202           5
   First Data                           171           6
   Microsoft*                           153          14
   Sun Microsystems*                    211           6
                                                -------
                                                     31
                                                -------
MISCELLANEOUS CONSUMER SERVICES (1.6%)
Service International                   154           5
                                                -------
PAPER & PAPER PRODUCTS (1.3%)
   Kimberly-Clark                        40           4
                                                -------
PETROLEUM REFINING (0.3%)
   Unocal                                36           1
                                                -------
RETAIL (6.6%)
   Home Depot                            73           4
   PepsiCo                              286           9
   Wal-Mart Stores                      235           7
                                                -------
                                                     20
                                                -------
RUBBER & PLASTIC (1.3%)
   Nike, Cl B                            62           4
                                                -------
SEMI-CONDUCTORS/INSTRUMENTS (10.2%)
   Intel                                116          16
   Micron Technology                    219           9
   Texas Instruments                     74           6
                                                -------
                                                     31
                                                -------

SCHEDULE OF INVESTMENTS                                                TIP FUNDS
March 31, 1997                                                       (Unaudited)
                                                Market
ULTRA LARGE CAP FUND                             Value
(Concluded)                         Shares       (000)
-------------------------------------------------------
TELEPHONES & TELECOMMUNICATION (4.3%)
   AT&T                                 161     $     6
   Sprint                                62           3
   WorldCom*                            181           4
                                                -------
                                                     13
                                                -------
WHOLESALE (6.9%)
   Gillette                             108           8
   Johnson & Johnson                    159           8
   Philip Morris                         42           5
                                                -------
                                                     21
                                                -------
TOTAL COMMON STOCKS
   (Cost $288)                                      270
                                                -------
TOTAL INVESTMENTS (88.8%)
   (Cost $288)                                  $   270
                                                =======


* NON-INCOME PRODUCING SECURITY
CL-CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS & LIABILITIES                                      TIP FUNDS
March 31, 1997                                                       (Unaudited)

                                                                        ULTRA
                                                                      LARGE CAP
                                                                         FUND
                                                                         (000)
--------------------------------------------------------------------------------
Assets:
   Investment Securities (Cost $288)................................... $ 270
   Capital Shares Sold.................................................    15
   Other Assets .......................................................    45
--------------------------------------------------------------------------------
     Total Assets......................................................   330
--------------------------------------------------------------------------------
Liabilities:
   Accrued Expenses Payable ...........................................     4
   Capital Shares Redeemed.............................................     2
   Other Liabilities...................................................    20
--------------------------------------------------------------------------------
     Total Liabilities.................................................    26
--------------------------------------------------------------------------------
Net Assets:
   Portfolio shares (unlimited authorization--
     no par value) based on 32,254 outstanding
     shares of beneficial interest .....................................  325
   Accumulated net realized loss on investments ........................   (3)
   Net unrealized depreciation on investments ..........................  (18)
--------------------------------------------------------------------------------
     Net Assets ...................................................     $ 304
================================================================================
Net Asset Value, Offering Price
   and Redemption Price Per Share ....................................  $9.42
================================================================================
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                                                                               TIP FUNDS
                                                                                                     (Unaudited)

                                                      GROWTH EQUITY     SMALL CAP         MIDCAP      ULTRA LARGE
                                                          FUND            FUND             FUND         CAP FUND
                                             ------------------------------------------------------------------------------
                                                       FOR THE SIX     FOR THE SIX        FOR THE       FOR THE
                                                      MONTH PERIOD    MONTH PERIOD        PERIOD         PERIOD
                                                      ENDED 3/31/97   ENDED 3/31/97  ENDED 3/31/97(1)  ENDED 3/31/97(2)
                                                          (000)           (000)          (000)            (000)
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends .......................................     $   380       $     71       $    2            $  1
   Interest ........................................          33             55            3              --
---------------------------------------------------------------------------------------------------------------------------
     Total Investment Income........................         413            126            5               1
---------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ........................         352            367            6               1
   Investment Advisory Fee Waiver ..................          --            (28)         (31)             (1)
   Contributions by Advisor.........................          --             --           --              (9)
   Administrator Fees ..............................          55             44           37              12
   Administrator Fee Waiver..........................         --             --          (37)            (12)
   Custodian Fees ..................................           7             15            7               1
   Transfer Agent Fees .............................           9              8            6               2
   Professional Fees ...............................          20             14            5               1
   Trustee Fees ....................................           5              2            1              --
   Registration Fees ...............................          27             21           11               5
   Pricing Fees ....................................           1              1           --              --
   Printing Expense ................................          10              8            2              --
   Amortization of Deferred Organizational Costs ...           4              4            2              --
   Insurance and Other Fees ........................           2              2            1               1
---------------------------------------------------------------------------------------------------------------------------
     Total Expenses ................................         492            458           10               1
     Directed Brokerage ............................         (38)            --           --              --
---------------------------------------------------------------------------------------------------------------------------
       Net Expenses ................................         454            458           10               1
---------------------------------------------------------------------------------------------------------------------------
         Net Investment Loss .......................         (41)          (332)          (5)             --
---------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) From Securities Sold ...       7,499         (2,493)          72              (3)
   Net Unrealized Depreciation
     of Investment Securities ......................      (8,456)       (12,857)        (119)            (18)
---------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Loss
       on Investments ..............................        (957)       (15,350)         (47)            (21)
---------------------------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting
      From Operations ..............................     $  (998)      $(15,682)      $  (52)           $(21)
===========================================================================================================================
(1) Commenced operations on October 1, 1996.
(2) Commenced operations on February 1, 1997.

Amounts designated as "--" are either $0 or have been rounded to $0.

                         The accompanying notes are an integral part of the financial statements.


STATEMENT OF CHANGES IN NET ASSETS                                     TIP FUNDS
                                                                     (Unaudited)

                                                                 GROWTH EQUITY
                                                                     FUND
                                                           ------------------------
                                                                    FOR THE
                                                            SIX MONTH     ELEVEN MONTH
                                                          PERIOD ENDED    PERIOD ENDED
                                                             3/31/97         9/30/96
                                                              (000)           (000)
---------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss) ........................    $   (41)        $   129
   Net Realized Gain (Loss) on Securities Sold .........      7,499          21,978
   Excess Market Value Over Book Value of Securities
     Distributed Upon Redemption of Shares .............         --              --
   Net Unrealized Appreciation (Depreciation) of
     Investment Securities .............................     (8,456)         (3,868)
---------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting
       from Operations .................................       (998)         18,239
---------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ...............................         --            (132)
   Realized Capital Gain ...............................    (23,871)         (5,807)
---------------------------------------------------------------------------------------
     Total Distributions ...............................    (23,871)         (5,939)
---------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued .........................     17,069          14,623
   Proceeds from Shares Issued in Lieu of
     Cash Distributions ................................     23,565           5,650
   Cost of Shares Redeemed .............................    (27,126)        (52,228)
---------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From
       Capital Share Transactions ......................     13,508         (31,955)
---------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets............    (11,361)        (19,655)
---------------------------------------------------------------------------------------
Net Assets:
     Beginning of Period ...............................     96,164         115,819
     Excess Market Value Over Book Value of Securities
       Received in In-Kind Subscriptions................         --              --
---------------------------------------------------------------------------------------
     End of Period .....................................    $84,803        $ 96,164
=======================================================================================
Shares Issued and Redeemed:
   Issued ..............................................      1,195             946
   Issued in Lieu of Cash Distributions ................      1,832             394
   Redeemed ............................................     (1,847)         (3,428)
---------------------------------------------------------------------------------------
     Net Increase (Decrease) in Share Transactions .....      1,180          (2,088)
---------------------------------------------------------------------------------------





                                                                     SMALL CAP                MIDCAP         ULTRA LARGE
                                                                       FUND                    FUND           CAP FUND
                                                             ------------------------       -----------      -----------
                                                                     FOR THE                  FOR THE         FOR THE
                                                             SIX MONTH     ELEVEN MONTH       PERIOD           PERIOD
                                                           PERIOD ENDED    PERIOD ENDED        ENDED            ENDED
                                                              3/31/97         9/30/96       3/31/97(1)       3/31/97(2)
                                                               (000)           (000)           (000)            (000)
------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss) ........................    $  (332)           $ (245)      $    (5)             --
   Net Realized Gain (Loss) on Securities Sold .........     (2,493)            1,936            72           $  (3)
   Excess Market Value Over Book Value of Securities
     Distributed Upon Redemption of Shares .............         --             1,924            --              --
   Net Unrealized Appreciation (Depreciation) of
     Investment Securities .............................    (12,857)            5,659          (119)            (18)
------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting
       from Operations .................................    (15,682)            9,274           (52)            (21)
------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ...............................         --                --            --              --
   Realized Capital Gain ...............................     (1,689)             (925)          (18)             --
------------------------------------------------------------------------------------------------------------------------
     Total Distributions ...............................     (1,689)             (925)          (18)             --
------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued .........................     46,678            66,572         2,665             450
   Proceeds from Shares Issued in Lieu of
     Cash Distributions ................................      1,339               904            17              --
   Cost of Shares Redeemed .............................    (33,611)          (21,472)       (1,045)           (125)
------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From
       Capital Share Transactions ......................     14,406            46,004         1,637             325
------------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets............     (2,965)           54,353         1,567             304
------------------------------------------------------------------------------------------------------------------------
Net Assets:
     Beginning of Period ...............................     67,425            13,072            --              --
     Excess Market Value Over Book Value of Securities
       Received in In-Kind Subscriptions................         --                --            50(3)           --
------------------------------------------------------------------------------------------------------------------------
     End of Period .....................................    $64,460           $67,425        $1,617            $304
========================================================================================================================
Shares Issued and Redeemed:
   Issued ..............................................      2,126             3,120           263              45
   Issued in Lieu of Cash Distributions ................         62                55             2              --
   Redeemed ............................................     (1,556)           (1,073)         (100)            (13)
------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Share Transactions .....        632             2,102           165              32
------------------------------------------------------------------------------------------------------------------------

(1) The Turner Midcap Fund commenced operations on October 1, 1996.
(2) The Turner Ultra Large Cap Fund commenced operations on February 1, 1997.
(3) During 1997, the Fund received securities in-kind with unrealized appreciation approximating $50,000.

    Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                                   TIP FUNDS
For a Share Outstanding Throughout each Period                       (Unaudited)

                        Realized  Dis-
                          and     tri-                                           Ratio of Net
          Net          Unrealized  bu-                                            Investment           Ratio of Net
         Asset           Gains    tions    Dis-    Net              Net     Ratio   Income   Ratio of   Investment
         Value     Net     or     from    tribu-  Asset            Assets    of     (Loss)   Expenses  Income (Loss)
         Begin-  Invest-(Losses)   Net    tions   Value             End   Expenses    to    to Average  to Average   Port-   Average
          ning    ment    on     Invest-  from     End               of       to    Average Net Assets  Net Assets   folio     Com-
           of    Income  Invest-  ments  Capital    of    Total    Period  Average    Net   (Excluding (Excluding   Turnover mission
         Period  (Loss)  ments   Income   Gains   Period Return(5)  (000)   Assets   Assets   Waivers)   Waivers)     Rate   Rate(6)
         ------  -----   -----  -------   -----   ------ ---------  -----  -------  -------   -------  -----------   ------- -------
------------------
GROWTH EQUITY FUND
------------------
1997     $17.03  (0.01)  (0.01)    --   (4.59)   $12.42  (1.02)% $ 84,803  1.05%+* (0.17)%+*  1.05%+*  (0.17)%+*    71.49%  $0.0600
1996     $14.97   0.02    2.91  (0.02)  (0.85)   $17.03  20.61%  $ 96,164  1.06%+*  0.03%+*   1.06%+*   0.03%+*    147.79%  $0.0600
1995     $12.46   0.10    2.52  (0.11)     --    $14.97  21.15%  $115,819  1.03%    0.69%     1.03%     0.69%      177.86%    n/a
1994     $13.12   0.10   (0.66) (0.10)     --    $12.46  (4.28)% $112,959  0.95%    0.86%     1.08%     0.73%      164.81%    n/a
1993     $10.40   0.09    2.72  (0.09)     --    $13.12  27.08%  $ 53,327  1.00%    0.80%     1.52%     0.28%       88.35%    n/a
1992(1)  $10.00   0.03    0.40  (0.03)     --    $10.40   6.95%   $ 7,781  1.44%*   0.73%*    2.55%*   (0.38)%*    205.00%    n/a
--------------
SMALL CAP FUND
--------------
1997     $23.13  (0.10)  (4.34)    --   (0.51)   $18.18 (19.53)% $ 64,460  1.25%*  (0.91)%*   1.32%*   (0.98)%*     65.76%  $0.0600
1996     $16.08  (0.08)   8.17     --   (1.04)   $23.13  52.90%  $ 67,425  1.25%*  (0.88)%*   1.54%*   (1.17)%*    149.00%  $0.0600
1995     $10.90  (0.06)   5.24     --      --    $16.08  47.52%  $ 13,072  1.25%   (0.68)%    2.39%    (1.82)%     183.49%   n/a
1994(2)  $10.00  (0.02)   0.92     --      --    $10.90  12.35%  $  4,806  1.09%*  (0.27)%*   4.32%*   (3.50)%*    173.92%   n/a
-----------
MIDCAP FUND
-----------
1997(3)  $10.00  (0.03)  (0.08)    --   (0.11)    $9.78  (1.12)% $  1,617  1.25%*  (0.61)%*   9.57%*   (8.93)%*    207.76%  $0.0600
--------------------
ULTRA LARGE CAP FUND
--------------------
1997(4)  $10.00   0.01   (0.59)    --      --     $9.42  (5.80)% $    304  1.00%*   0.82%*   39.85%*  (38.03)%*    101.53%  $0.0600

 *  Annualized
(1) The Turner Growth Equity Fund commenced operations on March 11, 1992.
(2) The Turner Small Cap Fund commenced operations on February 7, 1994.
(3) The Turner Midcap Fund commenced operations on October 1, 1996.
(4) The Turner Ultra Large Cap Fund commenced operations on February 1, 1997.
(5) Returns are for the period indicated and have not been annualized.
(6) Average  commission  rate paid per share for  security  purchases  and sales during the period.  Presentation  of the rate is only  required for fiscal years beginning  after  September  1, 1995.
 +  The Ratios of  Expenses  to Average Net Assets and Net  Investment  Income to  Average  Net  Assets do not  reflect  the
    Advisor's use of arrangements whereby certain  broker-dealers have agreed to pay certain expenses of the Turner Growth Equity
    Fund in return for the direction of a  percentage  of the  Fund's  brokerage  transactions.  As a  result  of  these arrangements,  the Ratio of  Expenses  to  Average  Net Assets was 0.94% for the eleven  month  period  ended  9/30/96 and
    0.97% for the six month  period  ended 3/31/97,  and the Ratios of Net  Investment  Income (Loss) to Average Net Assets
    were 0.15% and (0.09)% for the same periods  described.

   Amounts  designated  as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                          TIP FUNDS
March 31, 1997                                                       (Unaudited)

1. ORGANIZATION:
TIP FUNDS (the "Trust") a Massachusetts' business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with five funds: the Turner Small Cap Fund (the "Small Cap Fund"), the Turner Growth Equity Fund (the "Growth Equity Fund"), the Turner Midcap Fund (the "Midcap Fund"), the Turner Ultra Large Cap Fund (the "Ultra Large Cap Fund") and the Turner Fixed Income Fund (the "Fixed Income Fund"). These statements relate only to the Small Cap, Growth Equity, Midcap, and Ultra Large Cap Funds (the "Funds"). The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

On April 19, 1996, the shareholders of the Advisors' Inner Circle Turner Small Cap Fund and the Advisors' Inner Circle Growth Equity Fund (the Advisors' Inner Circle Trust) and together "the Turner Funds" voted to approve a tax-free reorganization of the Turner Funds through a transfer of all the assets and liabilities of the Turner Funds to the Turner Small Cap and Turner Growth Equity Funds' portfolios. In connection with the reorganization, the Funds have changed their fiscal year end from October 31, 1996 to September 30, 1996.

On February 21, 1997 the Board of Trustees of Turner Funds voted to change the name of the Trust to TIP Funds.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Funds.

SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day, by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                              TIP FUNDS
March 31, 1997                                                       (Unaudited)

of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

OTHER -- Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Distributions from net investment income are declared and paid to Shareholders on a quarterly basis. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principals. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

3.  TRANSACTIONS WITH AFFILIATES:
Certain officers of the Trust are also officers of SEI Fund Resources (the "Administrator") and/or SEI Financial Services Company (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:
The TIP Trust and the Administrator are parties to an agreement under which the Administrator provides management and administrative services for an annual fee of .12% of the average daily net assets of each of the Funds up to $75 million,
 .10% on the next $75 million, .09% on the next $150 million, .08% on the next $300 million and .075% of such assets in excess on $600 million. During fiscal 1997, the Administrator has voluntarily waived a portion of its fee.

The Growth Equity Fund had directed certain portfolio trades to brokers who paid a portion of its expenses. For the six month period ended March 31, 1997, the Growth Equity Fund's expenses were reduced by $37,549 under this arrangement.

DST Systems, Inc., (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated April 30, 1996. The Distributor receives no fees for its distribution services under this agreement.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                              TIP FUNDS
March 31, 1997                                                       (Unaudited)



5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
The Trust and Turner Investment Partners, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated April 30, 1996, under which the Adviser receives an annual fee equal to .75% of the average daily net assets of the Ultra Large Cap, Growth Equity and Midcap Funds, 1.00% of those of the Small Cap Fund and .50% of those of the Fixed Income Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses of the Ultra Large Cap, Growth Equity, Midcap, Small Cap and Fixed Income Funds in order to limit their total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than 1.00%, 1.00%, 1.25%, 1.25% and 0.75%, respectively. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

CoreStates Bank, N.A. acts as custodian (the "Custodian") for the Funds. Fees of the Custodian are being paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

6.  INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six month period ended March 31, 1997 are as follows:
                                                ULTRA
                    GROWTH   SMALL              LARGE
                    EQUITY    CAP   MIDCAP       CAP
                     FUND    FUND    FUND       FUND
                     (000)   (000)   (000)      (000)
------------------------------------------------------
Purchases
   Government         --       --       --       --
   Other           $66,030  $57,850  $ 4,183   $ 519
Sales
   Government         --       --       --       --
   Other           $75,934  $46,413  $ 3,048   $ 228

At March 31, 1997, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at March 31, 1997, are as follows:
                                               ULTRA
                    GROWTH   SMALL             LARGE
                    EQUITY    CAP   MIDCAP      CAP
                     FUND    FUND    FUND      FUND
                     (000)   (000)   (000)     (000)
------------------------------------------------------
Aggregate gross
   unrealized
   appreciation    $11,773  $ 4,077  $   55   $    3
Aggregate gross
   unrealized
   depreciation     (3,649)  (8,271)   (124)    (21)
------------------------------------------------------
Net unrealized
   appreciation
   (depreciation)  $ 8,124  $(4,194)   $(69)   $(18)
======================================================


7. IN-KIND TRANSFER OF SECURITIES
During the period ended March 31, 1997, the Turner Midcap Fund issued shares of beneficial interest in exchange for portfolio securities at their current value from certain accounts managed by Turner Investment Partners, Inc.:

                             VALUE OF
                 SHARES     SECURITIES     UNREALIZED
                 ISSUED      RECEIVED     APPRECIATION
                 ------     ----------    ------------
Midcap Fund      48,958      $489,579        $49,743

The historical tax basis of the securities exchanged for shares of beneficial interest of the portfolio was recorded in the books of the Midcap Fund and included the unrealized appreciation shown above.

                              ---------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.